Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001926792
Document Type	F-1
Entity Registrant Name	SAMFINE CREATION HOLDINGS GROUP LIMITED
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	2750
Entity Address, Address Line One	Flat B, 8/F, Block 4
Entity Address, Address Line Two	Kwun Tong Industrial Centre
Entity Address, Postal Zip Code	436-446
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+ 852
Local Phone Number	3589 1500
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Flat B, 8/F, Block 4
Entity Address, Address Line Two	Kwun Tong Industrial Centre
Entity Address, Postal Zip Code	436-446
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+ 852
Local Phone Number	3589 1500